Mineral Property Interests (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2021	Dec. 31, 2019	Jun. 20, 2017	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 25, 2022 USD ($)	Jun. 25, 2022 CNY (¥)	Nov. 18, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Mineral Property Interests (Details) [Line Items]
Business acquisition description	the Company signed an agreement with a private Bolivian company to acquire a 98% interest in the Carangas Project. The project is located approximately 180 km southwest of the city of Oruro and within 50 km from Bolivia’s border with Chile. The private Bolivian company is 100% owned by Bolivian nationals and holds title to the two exploration licenses that cover an area of 6.25 km2.Under the agreement, the Company is required to cover 100% of the future expenditures on exploration, mining, development, and production activities for the project. The agreement has a term of 30 years and is renewable for an additional 15 years.
Cash compensation								$ 2,201,350
Cash consideration						$ 2,986,188	¥ 20
Loss				$ 85,052
Silver Sand [Member]
Mineral Property Interests (Details) [Line Items]
Business acquisition description			the Company acquired the Silver Sand Project. The Project is located in the Colavi District of the Potosí Department, in Southwestern Bolivia, 35 kilometres (“km”) northeast of Potosí City, the department capital. The project covers an area of approximately 5.42 km2 at an elevation of 4,072 metres (“m”) above sea level.
Capitalized expenditures				7,639,287	3,357,104
Carangas [Member]
Mineral Property Interests (Details) [Line Items]
Capitalized expenditures				5,224,138	250,427
Silverstrike [member]
Mineral Property Interests (Details) [Line Items]
Business acquisition description		the Company acquired a 98% interest in the Silverstrike Project from a private Bolivian corporation. The project covers an area of approximately 13 km2 and is located approximately 140 km southwest of the city of La Paz, Bolivia.
Capitalized expenditures				$ 142,078	$ 1,293,907
Qinghai Found Mining Co., Ltd. [Member]
Mineral Property Interests (Details) [Line Items]
Cash compensation									$ 2,990,000	¥ 20